Convertible Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified				12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Series A Convertible Preferred Stock Two Thousand And Two Convertible Preferred Stock	Mar. 31, 2011 Series A Convertible Preferred Stock Two Thousand And Two Convertible Preferred Stock	Mar. 31, 2012 Series A Convertible Preferred Stock Two Thousand And Four Convertible Preferred Stock	Mar. 31, 2011 Series A Convertible Preferred Stock Two Thousand And Four Convertible Preferred Stock	Mar. 31, 2012 Series A Convertible Preferred Stock Two Thousand And Five Convertible Preferred Stock	Mar. 31, 2011 Series A Convertible Preferred Stock Two Thousand And Five Convertible Preferred Stock	Mar. 31, 2012 Convertible Preferred Stock	Mar. 31, 2011 Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Shares Authorized	5,000,000	6,455,531	6,455,531	3,802,086	3,802,086	4,806,000	4,806,000	3,738,469	3,738,469	12,346,555	12,346,555
Shares Issued and Outstanding				3,802,084	3,802,084	4,806,000	4,806,000	3,673,469	3,673,469	12,281,553	12,281,553
Proceeds, Net of Issuance Costs				$ 23,374	$ 23,374	$ 30,999	$ 30,999	$ 27,000	$ 27,000	$ 81,373	$ 81,373
Aggregate Liquidation Amount				$ 41,418	$ 39,543	$ 50,226	$ 47,740	$ 40,783	$ 38,617	$ 132,427	$ 125,900